As filed with Securities and Exchange Commission on November 5, 2021.
File Nos. 333-185838
811-03859

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 11	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 11	[X]
(Check Appropriate Box or Boxes)

Variable Separate Account
(Exact Name of Registrant)
AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)
2727-A Allen Parkway, Houston, Texas 77019
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 871-2000
American Home Assurance Company
(Name of Guarantor)
1271 Avenue of the Americas, FL37, New York, NY 10020-1304
(Address of Guarantor’s Principal Executive Offices) (Zip Code)
Guarantor’s Telephone Number, including Area Code: (212) 770-7000
Trina Sandoval, Esq.
American General Life Insurance Company
21650 Oxnard Street Suite 750, Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on November 8, 2021 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in flexible premium deferred variable annuity contracts.

Variable Separate Account
Part A — Prospectus
Incorporated by reference to the prospectus dated May 3, 2021, as filed under Form N-4, Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, File Nos. 333-185838 and 811-03859, filed on April 30, 2021 Accession No. 0001193125-21-143831, and prospectus supplements filed on June 1, 2021, July 12, 2021, July 29, 2021, and September 14, 2021 .

Part B — Statement of Additional Information
Incorporated by reference to the Statement of Additional Information as filed under Form N-4,  Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, File Nos. 333-185838 and 811-03859, filed on April 30, 2021 Accession No. 0001193125-21-143831.

Supplement to the Variable Annuity Prospectus and Summary Prospectuses dated May 3, 2021 as supplemented and amended

American General Life Insurance Company

Variable Separate Account

Polaris Platinum II Variable Annuity

The following information applies to the Prospectus and Updating Summary Prospectus (collectively, the “Prospectus”). The date of the Prospectus has been changed to November 8, 2021. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective on or about November 8, 2021 (“Effective Date”), certain Underlying Funds available under the contract were reorganized, following shareholder approval (the “Reorganization”). Underlying Funds of Anchor Series Trust and SunAmerica Series Trust (the “Target Underlying Funds”) were reorganized into the Underlying Funds of SunAmerica Series Trust (the “Acquiring Underlying Funds”) as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to “Anchor Series Trust” and each of the Target Underlying Funds were removed.

The Underlying Fund expenses remained unchanged or be lowered as a result of the Reorganization. Please see “APPENDIX A – UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT” in the Prospectus for the current expenses and performance information for each Acquiring Underlying Fund.

Type	Target Underlying Funds Advisor Subadvisor (if applicable)	Acquiring Underlying Funds Advisor Subadvisor (if applicable)
Asset Allocation	SA PGI Asset Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Principal Global Investors, LLC	SA JPMorgan Diversified Balanced Portfolio* – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.
Bond	SA Wellington Government and Quality Bond Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wellington Management Company LLP	SA Wellington Government and Quality Bond Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wellington Management Company LLP
Bond	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA Columbia Technology Portfolio – Class 2‡ SunAmerica Asset Management, LLC Columbia Management Investment Advisers, LLC	SA Wellington Capital Appreciation Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wellington Management Company LLP
SA Wellington Capital Appreciation Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA Columbia Technology Portfolio – Class 3 SunAmerica Asset Management, LLC Columbia Management Investment Advisers, LLC	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA WellsCap Aggressive Growth Portfolio – Class 2‡ SunAmerica Asset Management, LLC Wells Capital Management Incorporated	SA JPMorgan Mid-Cap Growth Portfolio – Class 2‡ SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.
Stock	SA WellsCap Aggressive Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Wells Capital Management Incorporated	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.

*  On the Effective Date, the Underlying Fund expense for SA JPMorgan Diversified Balanced Portfolio Class 2 changed from 1.07% to 0.98% and Class 3 changed from 1.17% to 1.08%.

‡  Available for investment if you purchased your contract prior to September 30, 2002.

Investment Requirements for Optional Living Benefits

As a result of the above Reorganization, SA JPMorgan Mid-Cap Growth Portfolio (previously under Group C. Limited Equity) has been moved to under Investment Group B. Equity Maximum within the investment requirements for following Living Benefits:

MARKETLOCK FOR LIFE

MARKETLOCK INCOME PLUS

MARKETLOCK FOR LIFE PLUS

MARKETLOCK FOR LIFE PLUS +6% OPTION

MARKETLOCK FOR LIFE PLUS +6% AND +7% EXTENSION

MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE FIRST AND SECOND EXTENSIONS

Investment Group	Investment Requirement	Variable Portfolio
B. Equity Maximum	Please see Prospectus for the existing minimum and maximum percentages allowed for Investment Group B for the optional Living Benefit you elected.	SA JPMorgan Mid-Cap Growth

Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.

Neither our automatic transfer of the assets to the Acquiring Funds on the Effective Date, nor your transfer of assets out of the Target Funds prior to the Effective Date or out of the Acquiring Funds within 60 days after the Effective Date, will count against the free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy. If you have any questions, please contact our Annuity Service Center at 1-800-445-7862.

Dated: November 8, 2021

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2021

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Variable Annuity

Polaris II Variable Annuity

Polaris Advisory Variable Annuity

Polaris Choice II Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris Platinum II Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris II A-Class Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

The date of the Statement of Additional Information is changed to November 8, 2021.

Dated: November 8, 2021

Please keep this Supplement with your Statement of Additional Information.

Part C — Other Information
Item 27.     Exhibits
Exhibit Number	Description	Location
(a)	Resolution Establishing Separate Account	Incorporated by reference to Initial Registration Statement of File Nos. 333-25473 and 811-3859, filed on April 18, 1997, Accession No. 0000950148-97-000989.
(b)	Custodian Agreements	Not Applicable
(c)(1)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-185762 and 811-03859, filed on April 25, 2019, Accession No. 0001193125-19-119309.
(c)(2)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(d)(1)	Variable Annuity Contract
(d)(2)	Group Annuity Certificate	Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998, Accession No. 00950148-98-000534.
(d)(3)	Individual Annuity Contract	Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998, Accession No. 00950148-98-000534.
(d)(4)	(Principal Rewards) Group Annuity Certificate	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.
(d)(5)	(Principal Rewards) Individual Annuity Certificate	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.
(d)(6)	Optional Income Protector Endorsement	Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20, File Nos. 333-63511 and 811-09003, filed on April 30, 2007, Accession No. 0000950124-07-002492.
(d)(7)	Optional Guaranteed Minimum Accumulation Benefit	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.
(d)(8)	Optional Guaranteed Minimum Withdrawal Benefit Endorsement — Step-Up Options	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 12, File Nos. 333-58234 and 811-03859, filed on April 16, 2004, Accession No. 0000950148-04-000752.
(d)(9)	Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Endorsement	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22 to File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No. 0000950129-05-009343.
(d)(10)	Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Endorsement	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 26, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.
(d)(11)	Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two Lives Endorsement	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 26, File Nos. 333-58234 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004638.
(d)(12)	Optional Death Benefit Enhancement Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.
(d)(13)	Optional Guaranteed Minimum Withdrawal Benefit Endorsement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 6, File Nos. 333-137895 and 811-03859, filed on February 4, 2008, Accession No. 0000950137-08-001546.
(d)(14)	Optional Death Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.

Exhibit Number	Description	Location
(d)(15)	Optional Guaranteed Living Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(d)(16)	Optional Guaranteed Living Benefit Endorsement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.
(d)(17)	Extended Legacy Program Guide	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.
(d)(18)	AGL Optional Guaranteed Living Benefit Extension Data Page Endorsement (ASE-6231E (10/10))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002940.
(d)(19)	Merger Endorsement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(d)(20)	AGL Optional Guaranteed Living Benefit Extension Endorsement Data Page (ASE-6231E (8/13))	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-185778 and 811-03859, filed on April 30, 2014, Accession No. 0000950123-14-004617
(d)(21)	AGL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Extension Endorsement (ASE-6217E (8/13))	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 6, File Nos. 333-185778 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568418.
(d)(22)	AGL Optional Guaranteed Minimum Withdrawal Benefit For Two Lives Extension Endorsement (AGE-6218E (9/15))	Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 6, File Nos. 333-185778 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568418.
(d)(23)	AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15)	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016, Accession No. 0001193125-16-568243.
(e)	Application for Contract
(e)(1)	Participant Enrollment Form	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.
(e)(2)	Annuity Application	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-25473 and 811-03859, filed on April 1, 1999, Accession No. 0000950148-99-000685.
(f)	Corporate Documents of Depositor
(f)(1)	Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991 (P)	Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.
(f)(2)	Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995	Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.
(f)(3)	By-Laws of American General Life Insurance Company, restated as of June 8, 2005	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.
(g)	Reinsurance Contract	Not Applicable
(h)	Participation Agreements
(h)(1)	Anchor Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

Exhibit Number	Description	Location
(h)(2)	SunAmerica Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.
(h)(3)	American Funds Insurance Series Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(h)(4)	Lord Abbett Series Fund, Inc. Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.
(h)(5)	Van Kampen Life Investment Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.
(h)(6)	Principal Variable Contracts Funds, Inc. Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 27 and Amendment No. 29, File Nos. 333-58234 and 811-03859, filed on December 12, 2006, Accession No. 0000950124-06-007487.
(h)(7)	Franklin Templeton Variable Insurance Products Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 29 and Amendment No. 31, File Nos. 333-58234 and 811-03859, filed on April 30, 2008, Accession No. 0000950148-08-000123.
(h)(8)	Columbia Funds Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014433.
(h)(9)	Columbia Funds Variable Insurance Trust I Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014433.
(h)(10)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.
(h)(11)	Columbia Funds Variable Series Trust II Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 34 and Amendment No. 36, File Nos. 333-58234 and 811-03859, filed on May 2, 2011, Accession No. 0000950123-11-042326.
(h)(12)	Letters of Consent to the Assignment of the Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts
(j)(1)	General Guarantee Agreement by American Home Assurance Company	Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20 to File Nos. 333-65118 and 811-03859, filed on August 12, 2005, Accession No. 0000950129-05-008177.
(j)(2)	Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24, 2006	Incorporated by reference to Post-Effective Amendment No. 27 and Amendment No. 29, File Nos. 333-58234 and 811-03859, filed on December 12, 2006, Accession No. 0000950124-06-007487.
(j)(3)	Notice of Termination of Support Agreement	Incorporated by reference to Post-Effective Amendment No. 17 and Amendment No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040070.
(j)(4)	Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014, Accession No. 0000950123-14-004617.
(j)(5)	Specimen Agreement and Plan of Merger	Incorporated by reference to Initial Registration Statement, File Nos. 333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

Exhibit Number	Description	Location
(j)(6)	CMA Termination Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-185838 and 811-03859, filed on April 30, 2015, Accession No. 0001193125-15-161247.
(k)(1)	Opinion of Counsel and Consent of Depositor	Incorporated by reference to Initial Registration Statement, File Nos. 333-185838 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014521.
(k)(2)	Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company	Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 0000950134-05-019473.
(l)	Consent of Independent Registered Public Accounting Firm	Filed Herewith
(m)	Financial Statements Omitted	None
(n)	Initial Capitalization Agreement	Not Applicable
(o)	Form of Initial Summary Prospectus	Not Applicable
(p)	Power of Attorney
(p)(1)	Power of Attorney — American General Life Insurance Company	Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 21, File Nos. 333-185790 and 811-09003, filed on October 15, 2021, Accession No. 0001193125-21-300118.
(p)(2)	Power of Attorney — American Home Assurance Company	Filed Herewith
Item 28.     Directors and Officers of the Depositor
The directors and principal officers of the American General Life Insurance Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Kevin T. Hogan (1)	Director, Chairman, Chief Executive Officer, and President
Jonathan J. Novak (2)	Director and Chief Executive Officer, Institutional Markets
Todd P. Solash (3)	Director and Chief Executive Officer, Individual Retirement and Life Insurance
Thomas J. Diemer	Director, Executive Vice President and Chief Financial Officer
Terri N. Fiedler	Director, Senior Vice President and Chief Distribution Officer
Alireza Vaseghi (1)	Director, Senior Vice President and Chief Investment Officer
Emily W. Gingrich (1)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Michael P. Harwood (5)	Director and Senior Vice President
Timothy M. Heslin (5)	President, Life US
Bryan A. Pinsky (3)	President, Individual Retirement
Christopher P. Filiaggi (1)	Senior Vice President and Life Controller
Katherine A. Anderson (4)	Senior Vice President and Chief Risk Officer
David Ditillo (5)	Senior Vice President and Chief Information Officer
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Sabyasachi Ray (1)	Senior Vice President and Chief Operating Officer
Christina M. Haley (3)	Senior Vice President, Product Filing
Frank A. Kophamel (5)	Senior Vice President, Deputy Chief Actuary and Appointed Actuary
Gabriel A. Lopez (3)	Senior Vice President, Individual Retirement Operations
Christopher V. Muchmore (3)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Eric G. Tarnow	Senior Vice President, Life Products
Mallary L. Reznik (3)	Senior Vice President, General Counsel and Assistant Secretary
Christine A. Nixon (3)	Senior Vice President
Justin J.W. Caulfield (12)	Vice President and Treasurer

Names, Positions and Offices Held with Depositor
Julie Cotton Hearne	Vice President and Secretary
Lloyd J. Bellow (5)	Vice President and Tax Officer
Daniel R. Cricks (5)	Vice President and Tax Officer
Stephen G. Lunanuova (10)	Vice President and Tax Officer
Thomas C. Spires (5)	Vice President and Tax Officer
Lisa K. Gerhart (5)	Vice President and Assistant Life Controller
Leo W. Grace (5)	Vice President, Product Filing
Tracey E. Harris (4)	Vice President, Product Filing
Mary M. Newitt (3)	Vice President, Product Filing
Mark A. Peterson (8)	Vice President, Distribution
Jennifer A. Roth (3)	Vice President, 38a-1 Compliance Officer
Nicolas Berg (1)	Vice President
Michelle D. Campion (9)	Vice President
Jeffrey S. Flinn (4)	Vice President
Christopher J. Hobson (3)	Vice President
Jennifer N. Miller (9)	Vice President
Thomas A. Musante (9)	Vice President
Stewart R. Polakov (3)	Vice President
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Murtaza A. Cheema	Anti-Money Laundering and Economic Sanctions Compliance Officer
Grace D. Harvey	Illustration Actuary
Laszlo Kulin (10)	Investment Tax Officer
Michael F. Mulligan (3)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (11)	Head of Domestic Pension Risk Transfer
Staci R. Smith	Manager, State Filings
Aileen V. Apuy (2)	Assistant Manager, State Filings
Melissa H. Cozart	Privacy Officer

(1)	28 Liberty Street, Floor 45th, New York, NY 10005-1400
(2)	10880 Wilshire Blvd. Suite 1101, Los Angeles, CA 90024
(3)	21650 Oxnard Street, Woodland Hills, CA 91367
(4)	2929 Allen Parkway, America Tower, Houston, TX, 77019
(5)	2727A Allen Parkway, Life Building, Houston, TX,77019
(6)	3211 Shannon Road, Durham, NC 27707
(7)	50 Danbury Road, Wilton, CT 06897
(8)	340 Seven Springs Way, Brentwood, TN, 32027
(9)	777 S. Figueroa Street, Los Angeles, CA 90017
(10)	30 Hudson Street, Jersey City, NJ,07302
(11)	160 Greene Street, 5 Harborside Plaza, Jersey City, New Jersey, 07311
(12)	1271 Avenue Of The Americas, New York, New York, 10020
Item 29.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of American General Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-21-025742, filed on February 19, 2021. Exhibit 21 is incorporated herein by reference.
Item 30.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
American General Life Insurance Company
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Christina Nasta(1)	Director, Executive Vice President, Sales Operations
James T. Nichols(1)	Director, President and Chief Executive Officer
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
John T. Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Thomas C. Spires(2)	Vice President, Tax Officer
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary
Marjorie Washington(2)	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

(1)	Principal business address 160 Greene Street, Jersey City, NJ 07311
(2)	Principal business address 2919 Allen Parkway, Houston, TX 77019
(c)   AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 32.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 33.     Management Services
Not Applicable.
Item 34.     Fee Representation and Other Representations
Fee Representation
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 3rd day of November, 2021.
Variable Separate Account
(Registrant)
BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
        (On behalf of the Registrant and itself)
BY:   /s/  Christopher P. Filiaggi

         Christopher P. Filiaggi
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
* Kevin T. Hogan Kevin T. Hogan	Director, Chairman, Chief Executive Officer, and President (Principal Executive Officer)	November 3, 2021

* Thomas J. Diemer Thomas J. Diemer	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	November 3, 2021

* Christopher P. Filiaggi Christopher P. Filiaggi	Senior Vice President and Life Controller (Principal Accounting Officer)	November 3, 2021

* Terri N. Fiedler Terri N. Fiedler	Director	November 3, 2021

Emily W. Gingrich	Director

* Michael P. Harwood Michael P. Harwood	Director	November 3, 2021

* Jonathan J. Novak Jonathan J. Novak	Director	November 3, 2021

* Todd P. Solash Todd P. Solash	Director	November 3, 2021

* Alireza Vaseghi Alireza Vaseghi	Director	November 3, 2021

*BY: /s/ TRINA SANDOVAL TRINA SANDOVAL Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.		November 3, 2021

SIGNATURES
American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 3rd day of November, 2021.
AMERICAN HOME ASSURANCE COMPANY
BY:   /s/   BRIAN RUCKER

         BRIAN RUCKER
        SENIOR VICE PRESIDENT AND STATUTORY CONTROLLER
This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*MICHAEL D. PRICE MICHAEL D. PRICE	Director, President, Chief Executive Officer, and Chairman of the Board of Directors (Principal Executive Officer)	November 3, 2021

*ELIAS F. HABAYEB ELIAS F. HABAYEB	Director, Chief Financial Officer and Executive Vice President (Principal Financial Officer)	November 3, 2021

*ALEXANDER R. BAUGH ALEXANDER R. BAUGH	Director	November 3, 2021

*THOMAS BOLT THOMAS BOLT	Director	November 3, 2021

*BARBARA LUCK BARBARA LUCK	Director	November 3, 2021

*KENNETH RIEGLER KENNETH RIEGLER	Director	November 3, 2021

*ANTHONY VIDOVICH ANTHONY VIDOVICH	Director	November 3, 2021

*BY: /s/ BRIAN RUCKER BRIAN RUCKER Attorney-in-Fact (Exhibit to the Registration Statement)		November 3, 2021